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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing
this Report:
                Name:                   Windward Investment Management, Inc.
                Address:                60 State Street
                                        Suite 3600
                                        Boston, MA 02109
                13F File Number:        28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Denise Kampf
Title:                         Director of Ops & Client Service
Phone:                         617-241-2207
Signature,                     Place,                           and Date of Signing:
DENISE KAMPF                   BOSTON, MA                       11/3/2006
Report Type (Check only one.):
                               [X] 13F HOLDINGS REPORT.
                               [ ] 13F NOTICE.
                               [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: 604779

List of Other Included Managers:        NONE

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                          Form 13F Information Table

Column 1                            Column 2     Column 3  Column 4      Column 5       Column 6  Column 7      Column 8
-------------------------------- --------------- --------- -------- ------------------ ---------- -------- ------------------
                                                                                                            Voting Authority
                                                            Value   SHRS or SH / PUT / Investment  Other   ------------------
Name of Issuer                   Title of Class   CUSIP    (x$1000) PRN Amt PRN  CALL  Discretion Managers Sole    Shared Non
-------------------------------- --------------- --------- -------- ------- ---- ----- ---------- -------- ------- ------ ---
Advanced Magnetics Inc.......... COM             00753P103     477    14000  SH           Sole               14000
American Express Co............. COM             025816109     533     9500  SH           Sole                9500
Analog Devices Inc.............. COM             032654105     308    10490  SH           Sole               10490
Bank of America Corporation..... COM             060505AT1     381     7104  SH           Sole                7104
Barclays Bk PLC................. IDX GSC 2015    06738C794   16071   377967  SH           Sole              377967
Cintas Corp..................... COM             172908105     548    13422  SH           Sole               13422
Cisco Sys Inc................... COM             17275R102     213     9279  SH           Sole                9279
Citigroup Inc................... COM             172967101     643    12947  SH           Sole               12947
Coca Cola Co.................... COM             191216100     427     9561  SH           Sole                9561
DB Commodity Index Tracking..... UNIT BEN INT    240225102    8275   345510  SH           Sole              345510
Disney Walt Co.................. COM DISNEY      254687106     373    12062  SH           Sole               12062
Eaton Vance Corp................ COM NON VTG     278265103     693    24000  SH           Sole               24000
Emerson Elec Co................. COM             291011104     746     8900  SH           Sole                8900
Evergreen Solar Inc............. COM             30033R108     126    15155  SH           Sole               15155
Exxon Mobil Corp................ COM             30231G102    2971    44278  SH           Sole               44278
General Electric Co............. COM             369604103    1542    43725  SH           Sole               43725
General Mls Inc................. COM             370334104     311     5500  SH           Sole                5500
Hienz H J Co.................... COM             423074103     220     5250  SH           Sole                5250
Home Depot Inc.................. COM             437076102     428    11798  SH           Sole               11798
Intel Corp...................... COM             458140100    1152    55985  SH           Sole               55985
International Business Machs.... COM             459200101     309     3797  SH           Sole                3797
Inverness Medical Innovations In COM             46126P106    1833    52732  SH           Sole               52732
Ishares Tr...................... DJ SEL DIV INX  464287168    2563    38579  SH           Sole               38579
Ishares Tr...................... FTSE XNHUA IDX  464287184   46425   570684  SH           Sole              570684
Ishares Tr...................... 7-10 YR TRS BD  464287440   40351   485938  SH           Sole              485938
Ishares Tr...................... US TIPS BD FD   464287176   84030   830751  SH           Sole              830751
Ishares Tr...................... MSCI EAFE IDX   464287465   58964   873565  SH           Sole              873565
Ishares Tr...................... MSCI EMERGE MKT 464287234   30169   313006  SH           Sole              313006
Ishares Tr...................... DJ US REAL EST  464287739   22443   291477  SH           Sole              291477
Ishares Tr...................... 1-3 YR TRS BD   464287457   96686  1203466  SH           Sole             1203466
Ishares Tr...................... S&P SMLCAP 600  464287804     322     5250  SH           Sole                5250
Johnson & Johnson............... COM             478160104     531     8175  SH           Sole                8175
Medco Health Solutions Inc...... COM             58405U102     312     5195  SH           Sole                5195
Merck & Co Inc.................. COM             589331107    1801    42979  SH           Sole               42979
Microsoft Corp.................. COM             594918104    1279    46766  SH           Sole               46766
NMS Communications Corp......... COM             629248105     707   244315  SH           Sole              244315
Opsware Inc..................... COM             68383A101      97    10745  SH           Sole               10745
Pepsico Inc..................... COM             713448108     598     9170  SH           Sole                9170
Procter & Gamble Co............. COM             742718109    1481    23898  SH           Sole               23898
Royal Dutch Shell PLC........... SPONS ADR A     780259206     270     4100  SH           Sole                4100
Spdr Tr......................... UNIT SER 1      78462F103    2086    15616  SH           Sole               15616
Schering Plough Corp............ COM             806605101     810    36669  SH           Sole               36669
Seaboard Corp................... COM             811543107     693      575  SH           Sole                 575
Select Sector Spdr Tr........... SBI CONS DISCR  81369Y407     227     6500  SH           Sole                6500
Select Sector Spdr Tr........... SBI INT-INDS    81369Y704     250     7500  SH           Sole                7500
Select Sector Spdr Tr........... SBI INT-TECH    81369Y803     220    10000  SH           Sole               10000
Sigma Aldrich Corp.............. COM             826552101     393     5200  SH           Sole                5200
Sonus Networks Inc.............. COM             835916107     245    46584  SH           Sole               46584
State Str Corp.................. COM             857477103     646    10358  SH           Sole               10358
Streettracks Gold Tr............ GOLD SHS        863307104   33235   558859  SH           Sole              558859
Sysco Corp...................... COM             871829107    1435    42900  SH           Sole               42900
Vanguard Intl Equity Index F.... EMR MKT VIPERS  922042858    3089    45990  SH           Sole               45990
Vanguard Index Tr............... REIT VIPERS     922908553    2506    34865  SH           Sole               34865
Vanguard Index Tr............... STK MKT VIPERS  922908769  126060   958848  SH           Sole              958848
Vertex Pharmaceuticals.......... COM             92532F100    1508    44815  SH           Sole               44815
Wal Mart Stores Inc............. COM             931142103    3767    76385  SH           Sole               76385